Income Tax - Summary of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Taxes [Line Items]
Deferred tax assets	$ 5,367	$ 2,288	$ 498
Tax Losses
Disclosure Of Income Taxes [Line Items]
Deferred tax assets	793	233	348
Accrued Liabilities
Disclosure Of Income Taxes [Line Items]
Deferred tax assets	3,196	773	99
Exchange Differences
Disclosure Of Income Taxes [Line Items]
Deferred tax assets	333	89	0
Other
Disclosure Of Income Taxes [Line Items]
Deferred tax assets	$ 1,045	$ 1,193	$ 51